American Century Asset Allocation Portfolios, Inc.
Prospectus Supplement

LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio

Supplement dated February 15, 2011 ¡ Prospectus dated December 1, 2010

The following replaces the Portfolio Managers section on pages 5, 10, 20, 30 and 40 of the prospectus.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004.

Scott Wilson, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2006.

The following replaces the Portfolio Managers section on pages 15, 25, 35 and 45 of the prospectus.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008.

Scott Wilson, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2008.

The following replaces The Fund Management Team section on pages 50-51 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.

Enrique Chang

Mr. Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the funds since 2009. He joined American Century Investments in 2006. Prior to joining the company, he served as president and chief investment officer of Munder Capital Management from 2002 to 2006. Mr. Chang has a bachelor’s degree in mathematics from Fairleigh Dickinson University, and a master’s degree in finance/quantitative analysis and a master’s degree in statistics and operations research from New York University.

Scott Wittman

Mr. Wittman, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director-quantitative and alternative investments for Munder Capital Management and from 2002 to 2005 he was an independent financial consultant. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School, University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Irina Torelli

Ms. Torelli, Vice President and Portfolio Manager, has been a member of the team that manages the funds since each fund’s inception. She joined American Century Investments in 1997 as a quantitative analyst and became a portfolio manager in 2005. She has a bachelor’s degree from the University of Rome and a master’s degree in operations research from Stanford University. She is a CFA charterholder.

Scott Wilson

Mr. Wilson, Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992 as a product specialist and became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree from Pepperdine University and is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-70858   1102

American Century Asset Allocation Portfolios, Inc.
Prospectus Supplement

One Choice Portfolio®: Very Conservative
One Choice Portfolio®: Conservative
One Choice Portfolio®: Moderate
One Choice Portfolio®: Aggressive
One Choice Portfolio®: Very Aggressive

Supplement dated February 15, 2011 ¡ Prospectus dated December 1, 2010

The following replaces the Portfolio Managers section on pages 5, 9, 13, 17 and 21 of the prospectus.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2004.

Scott Wilson, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2006.

The following replaces The Fund Management Team section on pages 26-27 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.

Enrique Chang

Mr. Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the funds since 2009. He joined American Century Investments in 2006. Prior to joining the company, he served as President and Chief Investment Officer of Munder Capital Management from 2002 to 2006. Mr. Chang has a bachelor’s degree in mathematics from Fairleigh Dickinson University, and a master’s degree in finance/quantitative analysis and a master’s degree in statistics and operations research from New York University.

Scott Wittman

Mr. Wittman, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director-quantitative and alternative investments for Munder Capital Management and from 2002 to 2005 he was an independent financial consultant. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School, University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Irina Torelli

Ms. Torelli, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2004. She joined American Century Investments in 1997 as a quantitative analyst and became a portfolio manager in 2005. She has a bachelor’s degree from the University of Rome and a master’s degree in operations research from Stanford University. She is a CFA charterholder.

Scott Wilson

Mr. Wilson, Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992 as a product specialist and became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree from Pepperdine University and is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-70859   1102

American Century Asset Allocation Portfolios, Inc.
Statement of Additional Information Supplement

LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio
One Choice Portfolio®: Very Conservative
One Choice Portfolio®: Conservative
One Choice Portfolio®: Moderate
One Choice Portfolio®: Aggressive
One Choice Portfolio®: Very Aggressive

Supplement dated February 15, 2011 ¡ Statement of Additional Information dated December 1, 2010

The following entry is added under the Accounts Managed table on page 32. This information is provided as of February 9, 2011.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Scott Wilson	Number of Accounts	17	23	5
	Assets	$9.1 billion(1)	$2.7 billion	$342 million

1
Includes $279 million in LIVESTRONG Income Portfolio, $672 million in LIVESTRONG 2015 Portfolio, $378 million in LIVESTRONG 2020 Portfolio, $899 million in LIVESTRONG 2025 Portfolio, $318 million in LIVESTRONG 2030 Portfolio, $587 million in LIVESTRONG 2035 Portfolio, $175 million in LIVESTRONG 2040 Portfolio, $352 million in LIVESTRONG 2045 Portfolio, $65 million in LIVESTRONG 2050 Portfolio, $175 million in One Choice Portfolio: Very Conservative, $383 million in One Choice Portfolio: Conservative, $759 million in One Choice Portfolio: Moderate, $508 million in One Choice Portfolio: Aggressive, and $198 million in One Choice Portfolio: Very Aggressive.

The following replaces the Ownership of Securities section on page 35.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of July 31, 2010, the fund’s most recent fiscal year end.

Ownership of Securities(1)
	Enrique Chang	Irina Torelli	Richard Weiss	Scott Wittman	Scott Wilson(2)
LIVESTRONG Income Portfolio	A	A	A	A	A
LIVESTRONG 2015 Portfolio	E	A	A	A	A
LIVESTRONG 2020 Portfolio	A	A	A	A	A
LIVESTRONG 2025 Portfolio	A	A	A	C	A
LIVESTRONG 2030 Portfolio	A	A	A	A	A
LIVESTRONG 2035 Portfolio	A	E	A	A	D
LIVESTRONG 2040 Portfolio	A	A	A	A	A
LIVESTRONG 2045 Portfolio	A	A	A	A	C
LIVESTRONG 2050 Portfolio	A	A	E	A	A

Ownership of Securities(1)
	Enrique Chang	Irina Torelli	Richard Weiss	Scott Wittman	Scott Wilson(2)
One Choice Portfolio: Very Conservative	A	A	A	C	A
One Choice Portfolio: Conservative	A	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A	A

1	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

2	Information is provided as of January 31, 2011.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-70860   1102